Organization and Summary of Significant Accounting Policies - Recently Adopted Accounting Standards (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Sep. 28, 2019	Dec. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Breakage transition adjustment	$ 100
Lease assets		$ 684,404
Lease liabilities		$ 758,608
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Breakage transition adjustment	$ 100
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease assets			$ 646,000
Lease liabilities			$ 709,000